UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                            JOHNSONFAMILY FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                     --------


                           555 Main Street, Suite 400
                                Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                      Citigroup Global Transaction Services
                               Two Portland Square
                               Portland, ME 04101
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS   JULY 31, 2004 (UNAUDITED)


LARGE CAP VALUE FUND


   Number
     of
   Shares                                  Value
------------------------------------------------------
             COMMON STOCK - 94.73%
             AEROSPACE & DEFENSE - 5.69%
    36,085   Lockheed Martin Corp.      $ 1,912,144
    32,270   Northrop Grumman Corp.       1,697,402
    40,840   Raytheon Co.                 1,370,182
                                        -----------
                                          4,979,728
                                        -----------
             APPAREL & TEXTILES - 1.67%
    29,175   VF Corp.                     1,459,042
                                        -----------
             AUTOMOTIVE - 2.09%
    75,390   Honda Motor Co. Ltd., ADR    1,829,715
                                        -----------
             BANKS - 13.35%
    23,338   Bank of America Corp.        1,983,963
    46,375   BB&T Corp.                   1,796,104
    28,645   Comerica, Inc.               1,674,873
    48,030   JP Morgan Chase & Co.        1,792,960
    50,855   Keycorp                      1,534,804
    47,355   Regions Financial Corp.      1,405,970
    34,000   Wachovia Corp.               1,506,540
                                        -----------
                                         11,695,214
                                        -----------
             BASIC - CHEMICAL - 1.79%
    39,415   Dow Chemical Co.             1,572,264
                                        -----------
             CONSUMER STAPLES - 5.51%
    37,795   General Mills, Inc.          1,696,996
    96,360   Kroger Co.*                  1,522,488
    73,020   Sara Lee Corp.               1,603,519
                                        -----------
                                          4,823,003
                                        -----------
             DIVERSIFIED MANUFACTURING - 3.50%
    52,770   General Electric Co.         1,754,603
    31,955   SPX Corp.                    1,308,557
                                        -----------
                                          3,063,160
                                        -----------
             ENERGY - 9.79%
    13,700   Amerada Hess Corp.           1,141,895
    30,645   Anadarko Petroleum Corp.     1,832,264
    24,110   ConocoPhillips               1,899,145
    51,850   Marathon Oil Corp.           1,953,189
    45,135   Unocal Corp.                 1,749,433
                                        -----------
                                          8,575,926
                                        -----------
             ENTERTAINMENT - 1.77%
   154,460   Liberty Media Corp.,
             Class A*                     1,309,821
     7,723   Liberty Media
             International, Inc.,
             Class A*                       240,803
                                        -----------
                                          1,550,624
                                        -----------
             FINANCIAL - 6.47%
    15,125   Bear Stearns Cos., Inc.      1,261,728

  Number of
   Shares                                  Value
------------------------------------------------------
             FINANCIAL (CONTINUED)
    49,135   Citigroup, Inc.            $ 2,166,362
    21,045   Merrill Lynch & Co., Inc.    1,046,357
    35,010   Principal Financial Group*   1,189,990
                                        -----------
                                          5,664,437
                                        -----------
             HEALTH CARE - 6.22%
    75,195   Bristol-Myers Squibb Co.     1,721,965
    33,215   Merck & Co., Inc.            1,506,300
   114,160   Schering-Plough Corp.        2,221,554
                                        -----------
                                          5,449,819
                                        -----------
             INSURANCE - 6.67%
    40,595   Metlife, Inc.                1,448,024
    40,530   Nationwide Financial
             Services,
             Class A                      1,437,599
    33,175   Prudential Financial, Inc.   1,544,628
    88,620   UnumProvident Corp.          1,413,489
                                        -----------
                                          5,843,740
                                        -----------
             LEISURE & RECREATIONAL PRODUCTS - 1.89%
    94,385   Mattel, Inc.                 1,653,625
                                        -----------
             MEDICAL PRODUCTS & SERVICES - 1.69%
    38,200   HCA, Inc.                    1,476,430
                                        -----------
             PROFESSIONAL SERVICES - 1.90%
    35,135   Computer Sciences Corp.*     1,660,129
                                        -----------
             RAILROADS - 1.78%
    49,865   CSX Corp.                    1,560,774
                                        -----------
             REAL ESTATE INVESTMENT TRUSTS - 1.85%
    52,595   Duke Realty Corp.            1,617,822
                                        -----------
             RETAIL - 3.83%
    80,140   Darden Restaurants, Inc.     1,709,386
    59,875   McDonald's Corp.             1,646,563
                                        -----------
                                          3,355,949
                                        -----------
             SERVICES - 1.73%
    66,150   Cendant Corp.                1,513,512
                                        -----------
             TECHNOLOGY - 5.08%
    78,570   Hewlett-Packard Co.          1,583,186
    62,970   Microsoft Corp.              1,792,126
    31,120   Sony Corp., ADR              1,078,308
                                        -----------
                                          4,453,620
                                        -----------
             TELEPHONES & TELECOMMUNICATIONS - 5.18%
    75,605   AT&T Corp.                   1,141,636
    66,145   SBC Communications, Inc.     1,676,114
    44,660   Verizon Communications,
             Inc.                         1,721,196
                                        -----------
                                          4,538,946
                                        -----------

                                            JOHNSONFAMILY FUNDS                1

SCHEDULE OF INVESTMENTS   JULY 31, 2004 (UNAUDITED)


LARGE CAP VALUE FUND

  Number of
   Shares                                  Value
------------------------------------------------------
             UTILITIES - 5.28%
    53,510   Alliant Energy Corp.       $ 1,386,444
    26,600   FPL Group, Inc.              1,790,978
    35,825   Pinnacle West Capital Corp.  1,450,913
                                        -----------
                                          4,628,335
                                        -----------
             TOTAL COMMON STOCK
             (cost $77,138,670)          82,965,814
                                        -----------
             RIGHTS - 0.01%
     1,544   Liberty Media
             International, Inc.,
             Class A, expires 08/23/04*       9,280
                                        -----------
             TOTAL RIGHTS
             (cost $0)                        9,280
                                        -----------
             SHORT-TERM INVESTMENTS - 4.99%
  2,256,427  SSGA Money Market Fund       2,256,427
  2,106,670  SSGA U.S. Government
             Money Market Fund            2,106,670
                                        -----------
             TOTAL SHORT-TERM
             INVESTMENTS
             (cost $4,363,097)            4,363,097
                                        -----------
             TOTAL INVESTMENTS - 99.73%
             (cost $81,501,767)**        87,338,191
                                        -----------
             Cash and Other Assets,
             less Liabilities - 0.27%       240,375
                                        -----------
             NET ASSETS - 100.00%       $87,578,566
                                        ===========
             * NON-INCOME PRODUCING SECURITY.
             ** AT JULY 31, 2004, THE TAX BASIS OF
             THE FUND'S INVESTMENTS WAS $81,501,767,
             AND THE UNREALIZED APPRECIATION AND
             DEPRECIATION WERE $10,567,034 AND
             $(4,730,610), RESPECTIVELY.
             ADR -- AMERICAN DEPOSITORY RECEIPT
             LTD. -- LIMITED
             SSGA -- STATE STREET GLOBAL ADVISERS

             FOR INFORMATION REGARDING THE FUND'S POLICY
             REGARDING VALUATION OF INVESTMENTS AND OTHER
             SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                            JOHNSONFAMILY FUNDS                2

SCHEDULE OF INVESTMENTS   JULY 31, 2004 (UNAUDITED)


SMALL CAP VALUE FUND


  Number of
   Shares                                  Value
------------------------------------------------------
             COMMON STOCK - 97.10%
             APPAREL & TEXTILES - 1.76%
    54,385   Oshkosh B'Gosh, Inc.,
             Class A                    $ 1,219,856
                                        -----------
             BANKS - 13.30%
    39,080   Amcore Financial, Inc.       1,104,010
    74,145   Colonial Bancgroup, Inc.     1,430,257
    56,133   Old National Bancorp         1,335,965
    80,635   Riggs National Corp.         1,797,354
    45,840   Susquehanna Bancshares, Inc. 1,066,697
    25,985   UMB Financial Corp.          1,302,368
    24,990   Webster Financial Corp.      1,172,531
                                        -----------
                                          9,209,182
                                        -----------
             BASIC - CHEMICAL - 3.37%
    36,345   Lubrizol Corp.               1,258,627
   152,260   Wellman, Inc.                1,071,911
                                        -----------
                                          2,330,538
                                        -----------
             BASIC - PAPER - 1.38%
    67,400   Rock-Tenn Co., Class A         955,058
                                        -----------
             CONSUMER STAPLES - 4.13%
   143,910   DIMON, Inc.*                   777,114
    38,275   Libbey, Inc.                   860,422
    59,170   Sensient Technologies Corp.  1,221,269
                                        -----------
                                          2,858,805
                                        -----------
             DIVERSIFIED MANUFACTURING - 3.02%
    36,815   A.O. Smith Corp.             1,057,327
    49,325   Griffon Corp.*               1,034,345
                                        -----------
                                          2,091,672
                                        -----------
             ELECTRICAL SERVICES - 1.66%
    26,600   EMCOR Group, Inc.*           1,150,982
                                        -----------
             ENERGY - 5.31%
    42,775   Forest Oil Corp.*            1,210,105
   381,740   Horizon Offshore, Inc.*        301,575
    24,325   Stone Energy Corp.*          1,100,463
    35,130   Tidewater, Inc.              1,066,195
                                        -----------
                                          3,678,338
                                        -----------
             FINANCIAL - 1.22%
   131,530   Van der Moolen Holding, ADR    843,107
                                        -----------
             HEALTH CARE - 2.72%
    47,930   Alpharma, Inc., Class A        787,969
    37,405   Apria Healthcare Group,
             Inc.*                        1,097,837
                                        -----------
                                          1,885,806
                                        -----------
             INDUSTRIAL - 1.61%
   134,520   Intertape Polymer Group,
             Inc.                         1,116,516
                                        -----------

  Number of
   Shares                                  Value
------------------------------------------------------
             INSURANCE - 4.58%
    32,750   Allmerica Financial Corp.* $   976,277
    30,000   AmerUs Group Co.             1,155,000
   134,130   PMA Capital Corp., Class A   1,040,849
                                        -----------
                                          3,172,126
                                        -----------
             LEISURE & RECREATIONAL PRODUCTS - 3.12%
    96,175   Callaway Golf Co.            1,057,925
    55,675   Leapfrog Enterprises, Inc.*  1,102,365
                                        -----------
                                          2,160,290
                                        -----------
             MACHINERY - 3.43%
    54,435   AGCO Corp.*                  1,138,780
    37,664   Lufkin Industries, Inc.      1,237,263
                                        -----------
                                          2,376,043
                                        -----------
             MEDICAL PRODUCTS & SERVICES - 4.15%
    39,820   Conmed Corp.*                  882,411
    46,695   Steris Corp.*                  960,049
    34,515   Vital Signs, Inc.            1,030,618
                                        -----------
                                          2,873,078
                                        -----------
             MISCELLANEOUS BUSINESS SERVICES - 3.38%
    52,530   NCO Group, Inc.*             1,311,674
    35,185   Valassis Communications,
             Inc.*                        1,028,809
                                        -----------
                                          2,340,483
                                        -----------
             PRINTING & PUBLISHING - 1.52%

    37,160   Harland (John H.) Co.        1,052,000
                                        -----------
             PROFESSIONAL SERVICES - 1.71%

    68,785   FTI Consulting, Inc.*        1,187,229
                                        -----------
             REAL ESTATE INVESTMENT TRUSTS - 8.90%
    53,000   Glenborough Realty Trust,
             Inc.                           968,840
    27,465   Healthcare Realty Trust,
             Inc.                           992,036
    26,850   Home Properties of NY,
             Inc.                         1,009,560
   106,210   HRPT Properties Trust        1,069,535
   178,575   Prime Group Realty Trust*      919,661
   109,130   Winston Hotels, Inc.         1,200,430
                                        -----------
                                          6,160,062
                                        -----------
             RETAIL - 8.58%
    43,105   Jo-Ann Stores, Inc.*         1,143,144
    55,925   O'Charleys, Inc.*              983,161
    67,840   Payless Shoesource, Inc.*      877,850
    67,775   Ryan's Restaurant Group,
             Inc.*                          982,060
    67,370   Tommy Hilfiger Corp.*          943,180
   160,165   Winn Dixie Stores, Inc.      1,012,243
                                        -----------
                                          5,941,638
                                        -----------
             SPECIALTY MACHINERY - 2.56%
   116,055   Salton, Inc.*                  618,573


                                            JOHNSONFAMILY FUNDS                1

SCHEDULE OF INVESTMENTS   JULY 31, 2004 (UNAUDITED)


SMALL CAP VALUE FUND


  Number of
   Shares                                  Value
------------------------------------------------------
             SPECIALTY MACHINERY (CONTINUED)
    28,205   Tecumseh Products Co.,
             Class A                    $ 1,151,610
                                        -----------
                                          1,770,183
                                        -----------
             TECHNOLOGY - 7.31%
   120,200   Adaptec, Inc.*                 900,298
    53,710   DSP Group, Inc.*             1,058,624
    46,500   Hutchinson Technology,
             Inc.*                        1,035,555
    65,815   Internet Security Systems*   1,008,286
    94,820   Verity, Inc.*                1,055,347
                                        -----------
                                          5,058,110
                                        -----------
             TRANSPORTATION - 3.68%
    36,250   Alexander & Baldwin, Inc.    1,191,900
    38,840   Arkansas Best Corp.          1,358,235
                                        -----------
                                          2,550,135
                                        -----------
             UTILITIES - 4.70%
    46,390   Southwest Gas Corp.          1,098,052
    34,370   UGI Corp.                    1,113,244
    22,755   WPS Resources Corp.          1,044,227
                                        -----------
                                          3,255,523
                                        -----------
             TOTAL COMMON STOCK
             (cost $63,431,423)          67,236,760
                                        -----------
             SHORT-TERM INVESTMENTS - 3.24%
 1,937,898   SSGA Money Market Fund       1,937,898
   303,972   SSGA U.S. Government
             Money Market Fund              303,972
                                        -----------
             TOTAL SHORT-TERM
             INVESTMENTS
             (cost $2,241,870)            2,241,870
                                        -----------
             TOTAL INVESTMENTS - 100.34%
             (cost $65,673,293)**        69,478,630
                                        -----------
             Cash and Other Assets,
             less Liabilities - (0.34)%    (234,175)
                                        -----------
             NET ASSETS - 100.00%       $69,244,455
                                        ===========
             * NON-INCOME PRODUCING SECURITY.
             ** AT JULY 31, 2004, THE TAX BASIS
             COST OF THE FUND'S INVESTMENTS WAS
             $65,673,293, AND THE UNREALIZED
             APPRECIATION AND DEPRECIATION WERE
             $8,465,270 AND$(4,659,933), RESPECTIVELY.
             ADR -- AMERICAN DEPOSITORY RECEIPT
             SSGA -- STATE STREET GLOBAL ADVISERS

             FOR INFORMATION REGARDING THE FUND'S POLICY
             REGARDING VALUATION OF INVESTMENTS AND OTHER
             SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                            JOHNSONFAMILY FUNDS                2

SCHEDULE OF INVESTMENTS   JULY 31, 2004 (UNAUDITED)


INTERNATIONAL VALUE FUND


  Number of
   Shares                                    Value
------------------------------------------------------
             FOREIGN STOCK - 94.29%
             AUSTRALIA - 3.88%
   300,000   Investa Property Group     $   413,877
    22,200   National Australia Bank
             Ltd.                           414,630
   180,000   Qantas Airways Ltd.            439,929
    78,000   Santos Ltd.                    396,020
   115,000   Telstra Corp. Ltd.             397,035
    26,200   Westpac Banking Corp.          309,161
                                        -----------
                                          2,370,652
                                        -----------
             AUSTRIA - 1.00%
     2,800   OMV                            613,533
                                        -----------
             BELGIUM - 3.53%
    19,000   AGFA-Gevaert                   455,213
     6,600   Almanij                        391,821
    30,000   Dexia                          501,325
     1,000   Electrabel                     316,157
    22,500   Fortis                         490,580
                                        -----------
                                          2,155,096
                                        -----------
             CANADA - 5.81%
    10,300   Alcan, Inc.                    407,505
    18,500   BCE, Inc.                      389,488
    37,000   Biovail Corp.*                 575,741
    33,000   Domtar, Inc.                   428,329
    22,200   Husky Energy, Inc.             481,919
     4,500   Magna International,
             Inc., Class A                  359,661
    13,700   Quebecor, Inc., Class A*       280,907
     7,000   Royal Bank of Canada           323,928
     9,000   Toronto-Dominion Bank          300,000
                                        -----------
                                          3,547,478
                                        -----------
             DENMARK - 0.53%

    14,000   Danske Bank A/S                322,479
                                        -----------
             FINLAND - 1.90%
    26,000   M-real Oyj, B Shares           223,814
    26,500   Nokia Oyj*                     304,052
    14,700   Orion Oyj, B Shares            380,508
    18,000   Stora Enso Oyj, R Shares       250,085
                                        -----------
                                          1,158,459
                                        -----------
             FRANCE - 6.30%
     9,000   BNP Paribas                    524,224
    13,000   Cie de Saint-Gobain            635,445
     8,500   Peugeot SA                     490,700
     7,000   Renault  SA                    552,433
     7,100   Societe Assurances
             Generales de France            418,854
    10,000   Societe BIC SA                 428,968
     4,200   Societe Generale, Class A      344,860
     2,337   Total SA                       453,839

  Number of
   Shares                                    Value
------------------------------------------------------
             FRANCE - (CONTINUED)
     2,700   Total SA Strip*           $         32
                                        -----------
                                          3,849,355
                                        -----------
             GERMANY - 3.96%
     8,700   Celesio AG                     555,141
     7,800   Fresenius Medical Care AG      567,299
     9,000   Schering AG                    505,804
     5,200   Siemens AG                     365,052
    10,500   Volkswagen AG                  426,397
                                        -----------
                                          2,419,693
                                        -----------
             GREECE - 0.58%
    29,155   Hellenic
             Telecommunications
             Organization SA                355,224
                                        -----------
             HONG KONG - 7.05%
   202,000   Asia Satellite
             Telecommunications
             Holdings Ltd.                  358,686
   150,000   Cheung Kong
             Infrastructure Holdings
             Ltd.                           356,738
   160,000   China Mobile Ltd.              464,624
 1,200,000   China Petroleum and
             Chemical Corp.                 469,240
   160,000   Citic Pacific Ltd.             386,674
    86,400   CLP Holdings Ltd.              485,179
   355,000   Hang Lung Group Ltd.           507,478
   105,000   Hong Kong Electric
             Holdings                       448,278
    24,800   HSBC Holdings PLC              365,648
    69,500   Swire Pacific Ltd., Class A    463,342
                                        -----------
                                          4,305,887
                                        -----------
             IRELAND - 0.91%
     8,000   Allied Irish Banks PLC         123,188
    28,000   Allied Irish Banks PLC -
             Dublin                         431,159
                                        -----------
                                            554,347
                                        -----------
             ITALY - 0.80%
   111,600   Parmalat Finanziaria SPA        14,780
   159,881   Telecom Italia SPA             474,485
                                        -----------
                                            489,265
                                        -----------
             JAPAN - 20.00%
    13,000   Aderans Co. Ltd.               265,354
    25,000   Aisin Seiki Co. Ltd.           546,185
     8,000   Canon, Inc.                    390,471
        90   East Japan Railway Co.         490,153
    78,000   Fuji Heavy Industries Ltd.     426,899
    10,000   Fuji Photo Film Co. Ltd.       299,672
    10,000   Honda Motor Co. Ltd.           486,295
        45   Japan Tobacco, Inc.            343,592
   110,000   Kubota Corp.                   498,407
     5,500   Kyocera Corp.                  424,386
    20,000   Kyushu Electric Power
             Co., Inc.                      374,142

                                                    JOHNSONFAMILY FUNDS        1

SCHEDULE OF INVESTMENTS   JULY 31, 2004 (UNAUDITED)


INTERNATIONAL VALUE FUND

  Number of
   Shares                                    Value
------------------------------------------------------
             JAPAN - (CONTINUED)
        85   Mitsubishi Tokyo
             Financial Group, Inc.      $   760,352
    21,000   Nippon Meat Packers, Inc.      256,058
        95   Nippon Telegraph &
             Telephone Corp.                473,061
    11,000   Nissin Food Products Co.
             Ltd.                           278,319
    25,000   Nomura Holdings, Inc.          342,739
       100   NTT Data Corp.                 286,214
    50,000   QP Corp.                       423,489
    19,000   Ricoh Co. Ltd.                 369,925
    10,000   Sankyo Co. Ltd./Gunma          376,834
    45,000   Sega Corp.*                    587,457
    12,000   Sony Corp.                     420,977
   107,000   Sumitomo Chemical Co. Ltd.     439,693
    11,000   Takeda Chemical
             Industries Ltd.                514,199
     4,500   Takefuji Corp.                 323,000
    18,400   Tokyo Electric Power Co.       416,850
    30,000   Toppan Forms Co. Ltd.          385,447
    15,000   Toyota Motor Corp.             602,934
    12,000   Yamanouchi Pharmaceutical
             Co. Ltd.                       411,287
                                        -----------
                                         12,214,391
                                        -----------
             LUXEMBOURG - 0.46%
    16,900   Arcelor                        280,582
                                        -----------
             MEXICO - 0.68%
   187,000   Carso Global Telecom SA*       266,230
    26,780   Cemex SA                       151,333
                                        -----------
                                            417,563
                                        -----------
             NETHERLANDS - 6.55%
    21,400   ABN Amro Holding NV            448,303
    37,880   Aegon NV                       430,973
    12,000   Akzo Nobel NV                  396,148
    19,000   CSM                            438,744
    16,250   Heineken Holding NV,
             Class A                        450,759
     8,700   Hunter Douglas NV              408,500
    17,850   ING Groep NV                   414,337
    25,000   OCE NV                         376,837
    12,700   Royal Dutch Petroleum Co.      637,141
                                        -----------
                                          4,001,742
                                        -----------
             NORWAY - 0.64%
    57,000   DnB Holding ASA                390,771
                                        -----------
             SINGAPORE - 1.24%
    40,000   DBS Group Holdings Ltd.        360,308
    48,150   Fraser & Neave Ltd.            397,344
                                        -----------
                                            757,652
                                        -----------
             SPAIN - 3.34%
    23,200   Endesa SA                      422,327
    11,000   Formento de Constucciones
             Y Contratas SA                 390,152

  Number of
   Shares                                    Value
------------------------------------------------------
             SPAIN - (CONTINUED)
    18,000   Iberdrola SA*             $    368,409
    24,000   Repsol YPF SA*                 509,704
    26,000   Sacyr Vallehermoso SA          352,155
                                        -----------
                                          2,042,747
                                        -----------
             SWEDEN - 2.27%
    26,000   Electrolux, Series B           454,006
    38,000   Skandinaviska Enskilda
             Banken SEB, Class A            512,517
    11,000   SKF AB, B Shares               417,845
                                        -----------
                                          1,384,368
                                        -----------
             SWITZERLAND - 2.86%
     1,500   Nestle SA                      383,398
    12,000   Novartis AG                    536,992
     1,900   Rieter Holding AG              487,122
     5,800   Swiss Reinsurance*             338,883
                                        -----------
                                          1,746,395
                                        -----------
             UNITED KINGDOM - 20.00%
    34,000   Abbey National PLC             350,561
    25,000   Alliance & Leicester PLC       385,511
    60,000   Allied Domecq PLC              485,526
    28,000   Associated British Foods
             PLC                            320,775
    10,000   AstraZeneca PLC                447,520
    50,000   BAA PLC                        508,711
    51,800   Barclays PLC                   433,300
    37,000   Boots Group PLC                459,540
   124,000   BP PLC                       1,163,517
   170,000   Dixons Group PLC               496,164
    30,874   GlaxoSmithKline PLC            627,115
    46,000   HBOS PLC                       595,997
    17,000   HSBC Holdings PLC              249,628
    36,900   Kelda Group PLC                346,240
   243,120   Legal & General Group PLC      428,838
   110,000   Mitchells & Butlers PLC        539,580
    38,000   Provident Financial PLC        390,421
    46,000   Prudential PLC                 379,347
    85,000   Rank Group PLC                 457,136
   130,000   Rentokil Initial PLC           335,686
    16,300   Royal Bank of Scotland
             Group PLC                      458,246
    60,800   Shell Transport & Trading
             Co. PLC                        440,589
    60,000   Shire Pharmaceuticals PLC*     525,350
    47,000   United Utilities PLC           440,583
   220,000   Vodafone Group PLC             477,070
    32,000   Whitbread PLC                  476,579
                                        -----------
                                         12,219,530
                                        -----------
             TOTAL FOREIGN STOCK
             (cost $48,516,440)          57,597,209
                                        -----------

                                                    JOHNSONFAMILY FUNDS        2

SCHEDULE OF INVESTMENTS   JULY 31, 2004 (UNAUDITED)


INTERNATIONAL VALUE FUND

  Number of
   Shares                                    Value
------------------------------------------------------
             FOREIGN PREFERRED STOCK - 1.50%
             BRAZIL - 1.50%
  4,000,000  Banco Itau Holding
             Financeira SA              $   373,435
     4,900   Cia Vale do Rio Doce,
             Class A                        217,462
    12,600   Petroleo Brasileiro SA         325,168
                                        -----------
             TOTAL FOREIGN PREFERRED STOCK
             (cost $642,541)                916,065
                                        -----------
             SHORT-TERM INVESTMENTS - 3.98%
  1,838,003  SSGA Money Market Fund       1,838,003
   595,036   SSGA U.S. Government
             Money Market Fund              595,036
                                        -----------
             TOTAL SHORT-TERM
             INVESTMENTS
             (cost $2,433,039)            2,433,039
                                        -----------
             TOTAL INVESTMENTS - 99.77%
             (cost $51,592,020)**        60,946,313
                                        -----------
             Cash and Other Assets,
             less Liabilities - 0.23%       139,024
                                        -----------
             NET ASSETS - 100.00%       $61,085,337
                                        ============
             * NON-INCOME PRODUCING SECURITY.
             **AT JULY 31, 2004, THE TAX BASIS
             COST OF THE FUND'S INVESTMENTS WAS
             $51,592,020, AND THE UNREALIZED
             APPRECIATION AND DEPRECIATION WERE
             $11,293,732 AND $(1,939,439), RESPECTIVELY.
             LTD. -- LIMITED
             PLC -- PUBLIC LIMITED COMPANY
             SSGA -- STATE STREET GLOBAL ADVISERS

             FOR INFORMATION REGARDING THE FUND'S POLICY
             REGARDING VALUATION OF INVESTMENTS AND OTHER
             SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                    JOHNSONFAMILY FUNDS        3

SCHEDULE OF INVESTMENTS   JULY 31, 2004 (UNAUDITED)


INTERMEDIATE FIXED INCOME FUND


   Principal
    Amount                                  Value
------------------------------------------------------
             CORPORATE BONDS - 47.58%
             BANKS - 15.72%
$ 1,000,000  BankBoston NA Sub Notes
             (Bank of America),
             6.500%, 12/19/07           $ 1,084,866
  1,000,000  Citigroup, Inc. Global
             Notes,
             5.750%, 05/10/06             1,047,936
  1,000,000  Fleet National Bank Sub
             Notes (Bank of America),
             5.750%, 01/15/09             1,062,500
  1,500,000  Household Finance Corp.
             Global Notes (HSBC
             Holdings),
             5.750%, 01/30/07             1,582,999
  1,000,000  International Bank
             Reconstruction &
             Development Global Notes
             (World Bank),
             4.000%, 01/10/05             1,009,699
  1,000,000  Key Bank Oregon Sub Notes
            (KeyCorp),
             7.375%, 09/15/08             1,115,423
  1,000,000  Nationsbank Corp. Sub
             Notes (Bank of America),
             7.500%, 09/15/06             1,083,750
  1,000,000  Southtrust Bank NA Sub
             Notes, Putable @ 100 on
             01/09/08,
             6.125%, 01/09/28             1,086,792
  1,000,000  US Bank NA Notes,
             2.850%, 11/15/06               991,562
  1,000,000  Wells Fargo & Co. Global
             Notes,
             3.500%, 04/04/08               990,577
                                        -----------
                                         11,056,104
                                        -----------
             FINANCIAL - 11.47%
  1,000,000  Allstate Corp.,
             5.375%, 12/01/06             1,045,918
  1,000,000  Bear Stearns Co. Global
             Notes,
             7.800%, 08/15/07             1,116,250
   500,000   Donaldson, Lufkin &
             Jenrette Sr Notes (Credit
             Suisse Group),
             6.500%, 04/01/08               542,500
  1,000,000  General Electric Capital
             Corp.,
             5.000%, 06/15/07             1,040,988
  1,000,000  International Lease
             Finance Corp. (American
             International Group),
             MTN, Series M,
             5.800%, 08/15/07             1,061,465
  1,000,000  JP Morgan Chase & Co.
             Global Sr Notes,
             5.350%, 03/01/07             1,056,784
  1,000,000  Lehman Brothers Holdings
             Global Notes,
             8.250%, 06/15/07             1,126,709

   Principal
    Amount                                  Value
------------------------------------------------------
             FINANCIAL - (CONTINUED)
$  500,000   Merrill Lynch & Co.
             Global Notes,
            6.000%, 02/17/09           $   534,375
   500,000   Salomon Smith Barney
             Global Notes (Citigroup),
             6.500%, 02/15/08               543,125
                                        -----------
                                          8,068,114
                                        -----------
             GAS/NATURAL GAS - 1.77%
    225,000  Dominion Resources, Inc.
             (Consolidated Natural
             Gas), Putable @ 100 on
             10/15/06,
             6.875%, 10/15/26               248,062
  1,000,000  National Fuel Gas Co.,
             MTN,
             6.820%, 08/01/04             1,000,000
                                        -----------
                                          1,248,062
                                        -----------
             INDUSTRIAL - 7.38%
  2,000,000  Ford Motor Credit Co.
             Global Notes,
             6.875%, 02/01/06             2,098,302
  1,000,000  General Motors Acceptance
             Corp.,
             7.500%, 07/15/05             1,042,795
  1,000,000  General Motors Acceptance
             Corp. Global Notes,
             6.750%, 01/15/06             1,047,214
  1,000,000  PPG Industries, Inc.
             Notes,
             6.750%, 08/15/04             1,001,561
                                        -----------
                                          5,189,872
                                        -----------
             MISCELLANEOUS BUSINESS SERVICES - 1.53%
  1,000,000  Cendant Corp. Sr Notes,
             6.250%, 01/15/08             1,072,920
                                        -----------
             TECHNOLOGY - 6.69%
  1,000,000  Computer Associates, Inc.
             Sr Notes,
             6.500%, 04/15/08             1,061,250
  1,500,000  Computer Associates, Inc.
             Sr Notes,
             6.375%, 04/15/05             1,539,750
  1,000,000  Computer Sciences Corp.
             Notes,
             6.750%, 06/15/06             1,064,852
  1,000,000  IBM Corp.,
             4.875%, 10/01/06             1,039,968
                                        -----------
                                          4,705,820
                                        -----------
             TELEPHONES & TELECOMMUNICATIONS - 3.02%
    905,000  AT&T Broadband Corp.
             Global Notes (Comcast),
             8.375%, 03/15/13             1,072,916

                                            JOHNSONFAMILY FUNDS                1

SCHEDULE OF INVESTMENTS   JULY 31, 2004 (UNAUDITED)


INTERMEDIATE FIXED INCOME FUND


   Principal
    Amount                                  Value
------------------------------------------------------
             TELEPHONES & TELECOMMUNICATIONS -
                                   (CONTINUED)
$ 1,000,000  Verizon Global Funding
             Corp. Notes,
             6.750%, 12/01/05          $  1,052,289
                                        -----------
                                          2,125,205
                                        -----------
             TOTAL CORPORATE BONDS
             (cost $32,616,078)          33,466,097
                                        -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -
             37.89%
  2,500,000  Fannie Mae, Global Notes,
             6.000%, 01/18/12             2,538,000
  2,000,000  Fannie Mae, Global Notes,
             2.875%, 05/19/08             1,933,678
  1,000,000  Fannie Mae, MTN,
             7.000%, 09/30/09             1,007,823
   750,000   Federal Farm Credit Bank, MTN,
             6.125%, 01/22/13               784,370
  2,000,000  Federal Farm Credit Bank, MTN,
             5.240%, 10/01/08             2,100,378
  1,000,000  Federal Home Loan Bank,
             6.500%, 08/14/09             1,107,574
   750,000   Federal Home Loan Bank,
             6.500%, 11/13/09               831,105
  1,000,000  Federal Home Loan Bank,
             5.890%, 06/30/08             1,076,110
  1,000,000  Federal Home Loan Bank,
             5.250%, 11/14/08             1,050,958
  3,000,000  Federal Home Loan Bank,
             4.875%, 11/15/06             3,108,756
  2,000,000  Federal Home Loan Bank,
             3.625%, 10/15/04             2,008,158
  2,500,000  Federal Home Loan Bank,
             3.250%, 08/15/05             2,523,155
   450,000   Federal Home Loan Bank,
             Discount Note+,
             1.230%, 08/03/04               449,969
   507,000   Freddie Mac, CMO,
             Sequential Class 2466 VB,
             6.500%, 07/15/13               527,950
  2,000,000  Freddie Mac, Global Notes,
             5.125%, 10/15/08             2,095,040
  3,000,000  Freddie Mac, Global Notes,
             2.850%, 02/23/07             2,972,403
   500,000   Private Export Funding
             Corp. (U.S. Government
             Guaranteed),
             6.490%, 07/15/07               540,000
                                        -----------
             TOTAL U.S. GOVERNMENT
             AGENCY OBLIGATIONS
             (cost $26,281,995)          26,655,427
                                        -----------
  Principal
 Amount/Shares                              Value
------------------------------------------------------

             U.S. TREASURY OBLIGATIONS - 13.01%
$ 2,000,000  United States Treasury
             Bill++,
             1.024%, 09/16/04           $ 1,996,750
  2,000,000  United States Treasury
             Bond,
             7.500%, 11/15/16             2,493,120
  3,200,000  United States Treasury
             Bond,
             6.250%, 05/15/30             3,632,250
  1,000,000  United States Treasury
             Note,
             7.500%, 02/15/05             1,030,430
                                        -----------
             TOTAL U.S. TREASURY
             OBLIGATIONS
             (cost $9,285,293)            9,152,550
                                        -----------
             SHORT-TERM INVESTMENTS - 0.44%
   301,862   SSGA Money Market Fund         301,862
     5,472   SSGA U.S. Government
             Money Market Fund                5,472
                                        -----------
             TOTAL SHORT-TERM INVESTMENTS
             (cost $307,334)                307,334
                                        -----------
             TOTAL INVESTMENTS - 98.92%
             (cost $68,490,700)*         69,581,408
                                        -----------
             Cash and Other Assets,
             less Liabilities - 1.08%       761,236
                                        -----------
             NET ASSETS - 100.00%       $70,342,644
                                        ===========
             *AT JULY 31, 2004, THE TAX BASIS COST OF THE
             FUND'S INVESTMENTS WAS $68,490,700, AND THE
             UNREALIZED APPRECIATION AND DEPRECIATION WERE
             $1,560,322 AND $(469,614), RESPECTIVELY.
             + RATE SHOWN WAS THE DISCOUNT YIELD AT TIME
             OF PURCHASE.
             ++ RATE SHOWN WAS THE EFFECTIVE YIELD AT TIME
             OF PURCHASE.
             CMO -- COLLATERALIZED MORTGAGE OBLIGATION
             MTN -- MEDIUM TERM NOTE
             NA -- NATIONAL ASSOCIATION
             SR -- SENIOR
             SSGA -- STATE STREET GLOBAL ADVISERS
             SUB -- SUBORDINATED

             FOR INFORMATION REGARDING THE FUND'S POLICY
             REGARDING THE VALUATION OF INVESTMENTS AND
             OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE
             REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL
             OR ANNUAL FINANCIAL STATEMENTS.

                                            JOHNSONFAMILY FUNDS                2

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                      JohnsonFamily Funds, Inc.


By (Signature and Title)*                         /s/ Colette M. Wallner
                                                  -----------------------------
                                                  Colette M. Wallner, President

Date September 21, 2004






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Colette M. Wallner
                                                  -----------------------------
                                                  Colette M. Wallner, President

Date September 21, 2004


By (Signature and Title)*                         /s/ Mark C. Behrens
                                                  -----------------------------
                                                  Mark C. Behrens, Treasurer

Date September 21, 2004
* Print the name and title of each signing officer under his or her signature.